Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100
	Summary		Summary	Average	Investment Based On:
	Compensation		Compensation	Compensation		Peer
	Table	Compensation	Table Total	Actually		Group
	Total	Actually	for	Paid to	Total	Total	Net	Operating
	for	Paid to	Non-PEO	Non-PEO	Shareholder	Shareholder	Income	Income
Year	PEO	PEO	NEOs	NEOs	Return	Return	(Millions)	(Millions)
(a)	(b)(1)	(c)(2)	(d)(3)	(e)(4)	(f)(5)	(g)(6)	(h)(7)	(i)(8)
	$	$	$	$	$	$	$	$

2025	7,003,834	4,975,904	2,045,134	1,922,683	148.56	104.89	501	239
2024	6,183,621	4,443,474	1,884,816	1,748,225	57.90	118.38	90	156
2023	5,678,799	4,082,621	1,810,735	1,849,106	84.84	122.32	227	(87)
2022	5,375,311	4,366,995	1,854,999	1,938,756	89.49	132.83	582	657
2021	5,653,886	4,243,843	2,284,297	1,785,252	93.07	119.61	571	458

(1)	The dollar amounts reported in column (b) with respect to our Principal Executive Officer (“PEO”) are the amounts of total compensation reported for R. Steer (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

(2)	The dollar amounts reported in column (c) with respect to the PEO represent the amount of “compensation actually paid” to R. Steer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to R. Steer during the applicable years. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to R. Steer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Pension Benefit Adjustments	Compensation Actually Paid to PEO
	$	$	$	$
2025	7,003,834	(2,052,795)	24,865	4,975,904
2024	6,183,621	(1,771,026)	30,879	4,443,474
2023	5,678,799	(1,625,253)	29,075	4,082,621
2022	5,375,311	(1,045,695)	37,379	4,366,995
2021	5,653,886	(1,447,513)	37,470	4,243,843

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding R. Steer, who served as President and Chief Executive Officer during the periods stated above) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the Named Executive Officers (excluding R. Steer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, D. Rankin, E. Gonzalez, J. Bresky and C. Groves; (ii) for 2024, D. Rankin, E. Gonzalez, J. Bresky and David M. Becker (Executive Vice President, General Counsel and Secretary of Seaboard Corporation); (iii) for 2023, D. Rankin, E. Gonzalez, Peter B. Brown (former President of Seaboard Foods LLC), and J. Bresky; (iv) for 2022, D. Rankin, E. Gonzalez, David M. Dannov (former President of Seaboard
Overseas and Trading Group) and Peter B. Brown; and (v) for 2021, D. Rankin, E. Gonzalez, David M. Dannov, and Peter B. Brown.

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Company’s Named Executive Officers as a group (excluding R. Steer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not represent the actual average amount of compensation earned or paid to the Named Executive Officers as a group (excluding R. Steer) during the applicable years. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Named Executive Officers as a group (excluding R. Steer) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
	$	$	$	$
2025	2,045,134	(171,846)	49,395	1,922,683
2024	1,884,816	(191,839)	55,248	1,748,225
2023	1,810,735	(35,184)	73,555	1,849,106
2022	1,854,999	(44,126)	127,883	1,938,756
2021	2,284,297	(608,999)	109,954	1,785,252

(5)	The cumulative total shareholder return (“TSR”) values set forth in column (f) are calculated by dividing the sum of the cumulative amount of dividends for the measurement period and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	The values set forth in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry indices: the Dow Jones U.S. Food Products and Dow Jones U.S. Marine Transportation Industry.
(7)	The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable years.
(8)	The Company has determined that Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s Named Executive Officers, for the most recently completed fiscal year, to Company performance. The dollar amounts reported in column (i) represent the amount of operating income reflected in the Company’s audited financial statements for the applicable years.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) with respect to our Principal Executive Officer (“PEO”) are the amounts of total compensation reported for R. Steer (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding R. Steer, who served as President and Chief Executive Officer during the periods stated above) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the Named Executive Officers (excluding R. Steer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, D. Rankin, E. Gonzalez, J. Bresky and C. Groves; (ii) for 2024, D. Rankin, E. Gonzalez, J. Bresky and David M. Becker (Executive Vice President, General Counsel and Secretary of Seaboard Corporation); (iii) for 2023, D. Rankin, E. Gonzalez, Peter B. Brown (former President of Seaboard Foods LLC), and J. Bresky; (iv) for 2022, D. Rankin, E. Gonzalez, David M. Dannov (former President of Seaboard
Overseas and Trading Group) and Peter B. Brown; and (v) for 2021, D. Rankin, E. Gonzalez, David M. Dannov, and Peter B. Brown.

Peer Group Issuers, Footnote
(6)	The values set forth in column (g) represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry indices: the Dow Jones U.S. Food Products and Dow Jones U.S. Marine Transportation Industry.

PEO Total Compensation Amount	$ 7,003,834	$ 6,183,621	$ 5,678,799	$ 5,375,311	$ 5,653,886
PEO Actually Paid Compensation Amount	$ 4,975,904	4,443,474	4,082,621	4,366,995	4,243,843
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) with respect to the PEO represent the amount of “compensation actually paid” to R. Steer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to R. Steer during the applicable years. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to R. Steer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Pension Benefit Adjustments	Compensation Actually Paid to PEO
	$	$	$	$
2025	7,003,834	(2,052,795)	24,865	4,975,904
2024	6,183,621	(1,771,026)	30,879	4,443,474
2023	5,678,799	(1,625,253)	29,075	4,082,621
2022	5,375,311	(1,045,695)	37,379	4,366,995
2021	5,653,886	(1,447,513)	37,470	4,243,843

Non-PEO NEO Average Total Compensation Amount	$ 2,045,134	1,884,816	1,810,735	1,854,999	2,284,297
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,922,683	1,748,225	1,849,106	1,938,756	1,785,252
Adjustment to Non-PEO NEO Compensation Footnote

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Company’s Named Executive Officers as a group (excluding R. Steer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not represent the actual average amount of compensation earned or paid to the Named Executive Officers as a group (excluding R. Steer) during the applicable years. The pension benefit adjustments only include average service cost. There was no prior service cost. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Named Executive Officers as a group (excluding R. Steer) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Change in Pension Value and Non-Qualified Deferred Compensation Earnings	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
	$	$	$	$
2025	2,045,134	(171,846)	49,395	1,922,683
2024	1,884,816	(191,839)	55,248	1,748,225
2023	1,810,735	(35,184)	73,555	1,849,106
2022	1,854,999	(44,126)	127,883	1,938,756
2021	2,284,297	(608,999)	109,954	1,785,252

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR:
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income:
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Operating Income:
Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR:
Total Shareholder Return Amount	$ 148.56	57.9	84.84	89.49	93.07
Peer Group Total Shareholder Return Amount	104.89	118.38	122.32	132.83	119.61
Net Income (Loss)	$ 501,000,000	$ 90,000,000	$ 227,000,000	$ 582,000,000	$ 571,000,000
Company Selected Measure Amount	239,000,000	156,000,000	(87,000,000)	657,000,000	458,000,000
PEO Name	R. Steer
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Non-GAAP Measure Description
(5)	The cumulative total shareholder return (“TSR”) values set forth in column (f) are calculated by dividing the sum of the cumulative amount of dividends for the measurement period and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,052,795)	$ (1,771,026)	$ (1,625,253)	$ (1,045,695)	$ (1,447,513)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,865	30,879	29,075	37,379	37,470
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,846)	(191,839)	(35,184)	(44,126)	(608,999)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,395	$ 55,248	$ 73,555	$ 127,883	$ 109,954